Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	£ (223,500)	£ (162,614)	£ (217,597)
Recognized in revenue during the period	125,635	128,956	112,215
Cash received/amounts invoiced during the period	(69,317)	(189,842)	(57,232)
Contract liabilities - deferred revenue at end of period	(167,182)	(223,500)	(162,614)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of period	39,532	79,496	38,018
Recognized in revenue during the period	74,877	37,778	74,034
Cash received/amounts invoiced during the period	(36,311)	(77,742)	(32,556)
Contract assets - accrued revenue at end of period	78,098	39,532	79,496
Contract liabilities - deferred revenue at beginning of period	(190,146)	(129,662)	(180,512)
Recognized in revenue during the period	125,635	128,956	112,215
Cash received/amounts invoiced during the period	(69,317)	(168,025)	(56,519)
Reclassified to current during the period	(9,749)	(21,415)	(4,846)
Contract liabilities - deferred revenue at end of period	(143,577)	(190,146)	(129,662)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	(33,354)	(32,952)	(37,085)
Cash received/amounts invoiced during the period		(21,817)	(713)
Reclassified to current during the period	9,749	21,415	4,846
Contract liabilities - deferred revenue at end of period	£ (23,605)	£ (33,354)	£ (32,952)